Subsequent Events (Details Narrative) - $ / shares	Aug. 11, 2025	Aug. 04, 2025
Subsequent Event [Line Items]
Fair value of bitcoin	$ 119,068
Subsequent Event [Member]
Subsequent Event [Line Items]
Fair value of bitcoin		$ 114,747